Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) - Cross Currency Interest Rate Contract $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of (Liability) / Asset	$ (50,459)
4.35 Percent Margin | NIBOR
Derivative [Line Items]
Notional Amount	$ 150,000	kr 900,000,000
Variable interest rate on debt	4.35%	4.35%
Fixed Rate Payable	6.43%	6.43%
Fair Value / Carrying Amount of (Liability) / Asset	$ (41,664)
Remaining Term (years)	8 months 12 days
3.70 Percent Margin | NIBOR
Derivative [Line Items]
Notional Amount	$ 134,000	kr 1,000,000,000
Variable interest rate on debt	3.70%	3.70%
Fixed Rate Payable	5.92%	5.92%
Fair Value / Carrying Amount of (Liability) / Asset	$ (12,553)
Remaining Term (years)	2 years 4 months 24 days
6.0 Percent Margin | NIBOR
Derivative [Line Items]
Notional Amount	$ 146,500	kr 1,200,000,000
Variable interest rate on debt	6.00%	6.00%
Fixed Rate Payable	7.72%	7.72%
Fair Value / Carrying Amount of (Liability) / Asset	$ 3,758
Remaining Term (years)	3 years 9 months 18 days